March 2, 2023

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Liquidity Funds

Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A

(Securities Act File No. 2-47015, Investment Company Act File No. 811-2354)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Liquidity Funds (the “Registrant”), on behalf of TempCash, TempFund, BlackRock Liquid Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, California Money Fund, MuniCash, and New York Money Fund (the “Funds”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on February 24, 2023.

Sincerely,

BlackRock Liquidity Funds

/s/ Janey Ahn

Janey Ahn Secretary of the Registrant